RETIREMENT BENEFIT PLANS- Narrative (Details) $ in Millions	Dec. 31, 2021 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Accumulated benefit obligation	$ 1.4
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Unfunded liabilities	(0.8)
Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Unfunded liabilities	$ (1.2)